Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 19,341,756	$ 18,263,389
Prepaid expenses and deposits	270,710	235,903
Amounts receivable	190,612	89,715
Total current assets	19,803,078	18,589,007
Non-current assets
Prepaid expenses	6,904	2,492
Property and equipment, net	409,587	443,464
Right-of-use asset, net	46,660	87,286
Total assets	20,266,229	19,122,249
Current liabilities
Accounts payable and accrued liabilities	3,921,875	2,928,566
Loans payable – current portion	62,709	79,418
Lease liability – current portion	53,316	50,403
Payable to Auritec	5,000,000	0
Convertible debt	10,336,003
Total current liabilities	19,373,903	3,058,387
Non-current liabilities
Loans payable		62,709
Lease liability		51,303
Convertible debt		8,741,996
Total liabilities	19,373,903	11,914,395
Shareholders' equity (deficit)
Share capital, without par value; unlimited shares authorized; issued and outstanding: 27,282,165 (December 31, 2022 - 21,593,145	92,913,585	71,003,225
Additional paid-in capital	17,510,469	16,850,165
Deficit	(105,501,295)	(77,280,499)
Accumulated other comprehensive loss	(2,706,552)	(2,786,366)
Equity attributable to the owners of the Company	2,216,207	7,786,525
Non-controlling interest	(1,323,881)	(578,671)
Total shareholders' equity (deficit)	892,326	7,207,854
Total liabilities and shareholders' equity (deficit)	$ 20,266,229	$ 19,122,249